Midas Fund, Inc.

11 Hanover Square

New York, NY 10005

May 2, 2008

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

VIA EDGAR

Re:	Midas Fund, Inc. (File Nos. 2-98229 and 811-4316)
Rule 497(j) Certification

Dear Sir or Madam:

Pursuant to section (j) of Rule 497 under the Securities Act of 1933, as amended, Midas Fund, Inc. (the "Registrant") hereby certifies:

1.

The forms of Prospectus and Statement of Additional Information used with respect to the Registrant do not differ from those contained in Post-Effective Amendment No. 37 ("Amendment No. 37") to the Registrant's Registration Statement on Form N-1A; and

2.	Amendment No. 37 has been filed electronically.

Should you have any questions or require additional information, please contact me directly at 1-212-480-6432.

Sincerely,

Midas Fund, Inc.

/s/ Thomas B. Winmill

By: Thomas B. Winmill

President